Employee Benefits (Schedule of Sensitivity Analysis) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Actuarial assumptions [Line Items]
Defined benefit obligation	$ 664	$ 605
Salary increases [Member] | Decrease 10% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	(7)
Salary increases [Member] | Decrease 5% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	(3)
Salary increases [Member] | Increase 5% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	3
Salary increases [Member] | Increase 10% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	7
Discount rate [Member] | Decrease 10% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	28
Discount rate [Member] | Decrease 5% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	14
Discount rate [Member] | Increase 5% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	(14)
Discount rate [Member] | Increase 10% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	(28)
Mortality table [Member] | Decrease 10% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	14
Mortality table [Member] | Decrease 5% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	7
Mortality table [Member] | Increase 5% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	(7)
Mortality table [Member] | Increase 10% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	$ (14)